Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Cash flows from operating activities
Net income	$ 536	$ 579	$ 551
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	439	377	339
Impairment of long-lived assets	48	1	1
Share-based payment expense	64	68	57
LIFO expense	1	16	2
Deferred income tax benefit	(43)	(78)	(51)
Excess tax benefit related to exercise of team member stock options	(11)	(9)	(37)
Accretion of premium/discount on marketable securities	17	27	31
Deferred lease liabilities	32	36	51
Other	5	11	8
Net change in current assets and liabilities:
Accounts receivable	(21)	(14)	9
Merchandise inventories	(61)	(41)	(42)
Prepaid expenses and other current assets	(9)	(4)	(17)
Accounts payable	20	30
Accrued payroll, bonus and other benefits due team members	58	12	60
Other current liabilities	47	54	51
Net change in other long-term liabilities	7	23	(4)
Net cash provided by operating activities	1,129	1,088	1,009
Cash flows from investing activities
Development costs of new locations	(516)	(447)	(339)
Other property and equipment expenditures	(335)	(263)	(198)
Purchases of available-for-sale securities	(494)	(720)	(1,252)
Sales and maturities of available-for-sale securities	928	1,054	1,534
Purchases of intangible assets	(3)	(20)	(1)
Decrease (increase) in restricted cash	(19)	2	(8)
Payment for purchase of acquired entities, net of cash acquired	(4)	(73)	(22)
Other investing activities	(12)	(17)	(3)
Net cash used in investing activities	(455)	(484)	(289)
Cash flows from financing activities
Purchases of treasury stock	(513)	(578)	(125)
Common stock dividends paid	(184)	(170)	(508)
Issuance of common stock	66	42	81
Excess tax benefit related to exercise of team member stock options	11	9	37
Other financing activities	(2)	(1)	(2)
Net cash used in financing activities	(622)	(698)	(517)
Effect of exchange rate changes on cash and cash equivalents	(5)	(6)	(2)
Net change in cash and cash equivalents	47	(100)	201
Cash and cash equivalents at beginning of period	190	290	89
Cash and cash equivalents at end of period	237	190	290
Supplemental disclosure of cash flow information:
Federal and state income taxes paid	$ 383	$ 429	$ 378